Lease Commitments (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Capital Leases			$ 807	$ 835
Rental expense	$ 348	$ 690	2,100	$ 307
Capital Leases
2019			541
2020			105
2021			33
2022			7
2023			0
Thereafter			0
Total minimum lease payments			686
Imputed interest			(25)
Present value of minimum lease payments			661
Operating Leases
2019			3,529
2020			3,532
2021			3,329
2022			3,172
2023			3,059
Thereafter			13,999
Imputed interest			0
Total minimum lease payments			$ 30,620